May 5, 2022

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Subj:   SBL Variable Annuity Account VIII

  File Nos. 033-85592 and 811-08836

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for SBL Variable Annuity Account VIII does not differ from that contained in Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 49 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 29, 2022.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard

Vice President, Associate General Counsel

and Assistant Secretary